Taxes and contribuitions (Tables)	12 Months Ended
Dec. 31, 2025
Taxes and contributions [Abstract]
Disclosure of deferred taxes [text block]
	December 31, 2025	December 31, 2024
Taxes
Services tax (i)	206,500	201,590
Social integration program (ii)	67,674	61,090
Social contribution on revenues (ii)	416,545	417,265
Income tax and social contribution (iii)	6,701	3,774
Other	48,864	22,357
	746,284	706,076

	December 31, 2025	December 31, 2024
Judicial deposits (iv)
Services tax (i)	(190,881)	(188,449)
Social integration program (ii)	(35,988)	(33,110)
Social contribution on revenues (ii)	(221,463)	(203,755)
	(448,332)	(425,314)

	297,952	280,762

(i)        Refers to tax on revenues.

(ii)      Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.

(iii)     Refers to the income tax and social contribution payable.

(iv)     The PagSeguro Group obtained until January 2021 court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i" and "ii" and above.